Stock-Based Compensation (Vistra Energy 2016 Omnibus Incentive Plan) (Details)	Dec. 31, 2017 shares
Vistra Energy 2016 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance as equity-based awards	22,500,000